Exhibit 99.1

Huntington Auto Trust 2016-1
	Collection Period Beginning Date		9/1/2017
	Collection Period Ending Date		9/30/2017
	Collection Period		11
	Payment Date		10/16/2017

	1. DEAL SUMMARY
		Ending Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	0.540290	$244,117,931.30	$38,807,794.96	$205,310,136.34
(3)	Class A-3 Notes	1.000000	$450,000,000.00	$—	$450,000,000.00
(4)	Class A-4 Notes	1.000000	$258,000,000.00	$—	$258,000,000.00
(5)	Class B Notes	1.000000	$20,250,000.00	$—	$20,250,000.00
(6)	Class C Notes	1.000000	$21,000,000.00	$—	$21,000,000.00
(7)	Class D Notes	1.000000	$15,750,000.00	$—	$15,750,000.00
(8)	Total Note Balance		$1,009,117,931.30	$38,807,794.96	$970,310,136.34
(9)	Overcollateralization		$7,500,000.00	$—	$7,500,000.00
(10)	Reserve Account Balance		$3,750,000.00	$—	$3,750,000.00
(11)	Net Pool Balance		$1,016,617,931.30	$38,807,794.96	$977,810,136.34
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.85000%	$—	$—
(13)	Class A-2 Notes		1.29000%	$244,117,931.30	$262,426.78
(14)	Class A-3 Notes		1.59000%	$450,000,000.00	$596,250.00
(15)	Class A-4 Notes		1.93000%	$258,000,000.00	$414,950.00
(16)	Class B Notes		2.21000%	$20,250,000.00	$37,293.75
(17)	Class C Notes		2.56000%	$21,000,000.00	$44,800.00
(18)	Class D Notes		2.96000%	$15,750,000.00	$38,850.00
(19)				$1,009,117,931.30	$1,394,570.53
	2. AVAILABLE FUNDS
(20)	Interest Collections		$4,059,521.89
(21)	Principal Collections		$23,968,657.75
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$14,286,759.45
(24)	Liquidation Proceeds		$142,163.86
(25)	Recoveries		$83,736.34
(26)	Investment Earnings		$—
(27)	Total Collections		$42,540,839.29
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$42,540,839.29
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$847,181.61	$847,181.61	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$262,426.78	$262,426.78	$—
(33)	Class A-3 Notes Interest		$596,250.00	$596,250.00	$—
(34)	Class A-4 Notes Interest		$414,950.00	$414,950.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$37,293.75	$37,293.75	$—

(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$44,800.00	$44,800.00	$—
(39)	Third Allocation of Principal		$15,557,794.96	$15,557,794.96	$—
(40)	Class D Notes Interest		$38,850.00	$38,850.00	$—
(41)	Fourth Allocation of Principal		$15,750,000.00	$15,750,000.00	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$7,500,000.00	$7,500,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$1,491,292.19	$1,491,292.19	$—
			$42,540,839.29	$42,540,839.29
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$15,557,794.96
(50)	Fourth Allocation of Principal		$15,750,000.00
(51)	Regular Principal Distribution Amount		$7,500,000.00
(52)	Total Principal		$38,807,794.96
	4. POOL INFORMATION
(53)	Pool Balance		$977,810,136
(54)	Number of Receivables Outstanding		71,613
(55)	Weighted Average Contract Rate		4.82%
(56)	Weighted Average Maturity		47.21
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$3,750,000.00
(58)	Initial Target Over Collateralization Amount		$11,250,000.00
(59)	Target Over Collateralization Amount		$7,500,000.00
(60)	Beginning Period O/C Amount		$7,500,000.00
(61)	Ending Period O/C Amount		$7,500,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$3,750,000.00
(64)	Beginning Reserve Account Balance		$3,750,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings
(67)	Collection Account Earnings		$29,463.35
(68)	Distribute Reserve Account Earnings to Servicer		$—
(69)	Distribute Collection Account Earnings to Servicer		$(29,463.35)
(70)	Reserve Account Draw Amount		$—
(71)	Reserve Account Excess Amount		—
(72)	Ending Reserve Account Balance		$3,750,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$410,149.51	73	$5,618.49
(74)	Recoveries for Collection Period		$83,736.34	41	$2,042.35
(75)	Net Losses/(Recoveries) for Collection Period		326,413.17
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$3,038,794.95
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.20259%

		9/30/2017	8/31/2017	7/31/2017	6/30/2017
(79)	Pool Balance at end of collection period	$977,810,136	$1,016,617,931	$1,061,220,579	$1,103,592,929
(80)	Number of receivables outstanding	71,613	73,194	75,077	76,785

(81)	Average month end Pool Balance	$997,214,034	$1,038,919,255	$1,082,406,754	$1,126,583,112
(82)	Realized Losses for Collection Period	$410,150	$433,529	$479,699	$298,802
(83)	Recoveries for Collection Period	$83,736	$74,823	$38,185	$112,326
(84)	Net Losses/(Recoveries) for Collection Period	$326,413	$358,706	$441,514	$186,476
(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.494%	0.501%	0.532%	0.318%
(86)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.393%	0.414%	0.489%	0.199%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.371%

		9/30/2017	8/31/2017	7/31/2017	6/30/2017
(88)	Receivables 31-59 Days Delinquent	$6,984,108.78	$5,933,333.36	$7,016,356.77	$5,534,006.61
(89)	$ As % of Ending Pool Balance	0.714%	0.584%	0.661%	0.501%
(90)	# of Receivables	476	393	455	356
(91)	# As % of Ending Pool # of Receivables	0.665%	0.537%	0.606%	0.464%
(92)	Receivables 60-89 Days Delinquent	$1,460,008.45	$1,390,179.83	$1,304,159.50	$1,619,576.92
(93)	$ As % of Ending Pool Balance	0.149%	0.137%	0.123%	0.147%
(94)	# of Receivables	111	110	92	94
(95)	# As % of Ending Pool # of Receivables	0.155%	0.150%	0.123%	0.122%
(96)	Receivables 90 - 119 Days Delinquent	$626,388.46	$692,617.28	$878,909.47	$374,643.38
(97)	$ As % of Ending Pool Balance	0.064%	0.068%	0.083%	0.034%
(98)	# of Receivables	54	52	54	38
(99)	# As % of Ending Pool # of Receivables	0.075%	0.071%	0.072%	0.049%
(100)	Receivables 120+ Days Delinquent	$328,480.45	$269,164.97	$136,639.75	$154,485.54
(101)	$ As % of Ending Pool Balance	0.034%	0.026%	0.013%	0.014%
(102)	# of Receivables	28	22	14	7
(103)	# As % of Ending Pool # of Receivables	0.039%	0.030%	0.019%	0.009%
(104)	Total Delinquencies	$9,398,986.14	$8,285,295.44	$9,336,065.49	$7,682,712.45
(105)	$ As % of Ending Pool Balance	0.961%	0.815%	0.880%	0.696%
(106)	# of Receivables	669	577	615	495
(107)	# As % of Ending Pool # of Receivables	0.934%	0.788%	0.819%	0.645%
(108)	Total Repossession	$568,703.21	$599,144.55	$499,663.87	$787,657.85
(109)	# of Receivables	41	48	38	40

Name: Andy Ohler
Title: Vice President, Auto Finance
October 11, 2017